STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation Expenses for Stock Options and Warrants Issued [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2013 and 2012 is as follows (in thousands):

	2013	2012
Stock-based compensation expense for employees and non-employee directors	$1,140	$322
Equity awards for nonemployees issued for services	114	191
Total stock-based compensation expense	$1,254	$513

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—

Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,515,995	$2.02
Exercised	–	$–
Forfeited	(140,000)	$2.80
Outstanding at December 31, 2013	6,050,623	$1.82	4.0	$272

Exercisable at December 31, 2013	5,952,726	$1.83	4.0	$269

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Volatility	58.8%	71.9%
Expected term (years)	3.7	2.8
Risk-free interest rate	0.6%	0.3%
Dividend yield	None	None